Commitments - Estimated Future Payments Under Contract (Detail) - Nitrogen supply contract [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($)
Commitments and contingencies [Line Items]
2018	$ 773,047
2019	783,197
2020	785,670
2021	786,323
2022	782,584
2023 and thereafter	3,595,798
Total	$ 7,506,619